Consolidated Statements of Changes in Equity (Deficit) - USD ($)	Share Capital [Member]	Capital Reserve [Member]	Foreign Currency Translation Reserve [Member]	Retained Earnings [Member]	Additional Paid-in Capital [Member]	Total
Beginning balance, value at Dec. 31, 2017	$ 30,273				$ 67,227	$ 97,500
Income (loss) for the year				(279,281)		(279,281)
Foreign currency translation gain (loss)			3,345			3,345
Recapitalization				68,367	(68,367)
Ending balance, value at Dec. 31, 2018	30,273	$ (1,140)	3,345	(210,914)	(1,140)	(178,436)
Income (loss) for the year				373,939		373,939
Foreign currency translation gain (loss)			(3,256)			(3,256)
Ending balance, value at Dec. 31, 2019	30,273	(1,140)	89	163,025	(1,140)	192,247
Income (loss) for the year				(413,421)		(413,421)
Foreign currency translation gain (loss)			(5,347)			(5,347)
Ending balance, value at Jun. 30, 2020	30,273	(1,140)	(5,258)	(250,396)		(226,521)
Beginning balance, value at Dec. 31, 2019	30,273	(1,140)	89	163,025	(1,140)	192,247
Income (loss) for the year				(240,580)		(240,580)
Foreign currency translation gain (loss)			23,662			23,662
Ending balance, value at Dec. 31, 2020	30,273	(1,140)	23,751	(77,555)		(24,671)
Income (loss) for the year				(191,159)		(191,159)
Foreign currency translation gain (loss)			3,753			3,753
Ending balance, value at Jun. 30, 2021	$ 30,273	$ (1,140)	$ 27,504	$ (268,714)		$ (212,077)